Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 6,543,735	$ 8,651,612